Long-Term Debt Obligations (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of credit	$ 39,353	$ 33,484
Term loan	60,000	50,000
Less debt discount and debt issuance cost	(334)	(366)	$ (762)
Less current maturities	(11,667)
Term loan, net of debt discount, debt issuance cost and current maturities	$ 47,999	$ 49,634